Financial Risk Management - Managing interest rate benchmark reform and associated risks (Details) - Financial Instruments that Expire Before June Thirty Two Thousand and Twenty Three [Member]
₩ in Millions
Dec. 31, 2022 KRW (₩)
Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Non-derivative financial liabilities
Borrowings (Not transitioned contracts)	₩ 2,346,617
Borrowings (Appropriate fallback clause)	2,002,334
Currency interest rate swap contract [member]
Derivative assets
Cross currency interest rate swap contracts (Not transitioned contracts)	168,730
Cross currency interest rate swap contracts (Appropriate fallback clause)	₩ 168,730